Empower SecureFoundation Balanced ETF Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.13%	13.40%	14.45%
SecureFoundation® Balanced ETF Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.81%	6.18%	7.93%
A
Prospectus [Line Items]
Average Annual Return, Percent	8.78%	4.83%	7.11%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.71%	3.44%	5.25%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.69%	3.97%	5.43%